Significant accounting policies	12 Months Ended
Dec. 31, 2018
Disclosure of summary of significant accounting policies explanatory [Abstract]
Disclosure of significant accounting policies [text block]
4	Significant accounting policies

The accounting policies set out below have been applied consistently by the Company and all of its wholly owned subsidiaries and to all periods presented in these consolidated financial statements and in preparing the opening IFRS statement of financial position at January 1, 2017 for the purposes of the transition to IFRS.

a)	Basis of consolidation

These consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. The Company’s significant subsidiaries are Entrée LLC and Entrée Resources LLC.

Wholly owned subsidiaries are entities in which the Company has direct or indirect control, where control is defined as the investor’s power over an investee with exposure, or rights, to variable returns from the investee and the ability to affect the investor’s returns through its power over the investee. The results of subsidiaries acquired or disposed of during the year are included in the consolidated statements of comprehensive loss from the effective date of acquisition or up to the effective date of disposal, as appropriate. All intercompany transactions and balances have been eliminated on consolidation.

b)	Foreign currency translation

The functional currency of Entrée Resources Ltd. is the Canadian dollar. Accordingly, monetary assets and liabilities denominated in a foreign currency are translated at the exchange rate in effect at the statement of financial position date while non-monetary assets and liabilities denominated in a foreign currency are translated at historical rates. Revenue and expense items denominated in a foreign currency are translated at exchange rates prevailing when such items are recognized in the statement of comprehensive loss. Exchange gains or losses arising on translation of foreign currency items are included in the statement of comprehensive loss. The functional currency of Entrée Resources Ltd.’s significant subsidiaries is the United States dollar. Upon translation into Canadian dollars for consolidation, monetary assets and liabilities are translated at the exchange rate in effect at the statement of financial position date while non-monetary assets and liabilities are translated at historical rates. Revenue and expense items are translated at exchange rates prevailing when such items are recognized in the statement of comprehensive loss. Exchange gains or losses arising on translation of foreign currency items are included in the statement of comprehensive loss.

The Company follows the current rate method of translation with respect to its presentation of these consolidated financial statements in the reporting currency, which is the United States dollar. Accordingly, assets and liabilities are translated into United States dollars at the period-end exchange rates while revenue and expenses are translated at the prevailing exchange rates during the period. Related exchange gains and losses are included in a separate component of shareholders’ equity (deficiency) as accumulated other comprehensive income (loss).

c)	Financial instruments

Classification

The Company classifies its financial instruments in the following categories: at fair value through profit and loss (“FVTPL”), at fair value through other comprehensive income (loss) (“FVTOCI”), or at amortized cost. The Company determines the classification of financial assets at initial recognition. The classification of debt instruments is driven by the Company’s business model for managing the financial assets and their contractual cash flow characteristics. Equity instruments that are held for trading are classified as FVTPL. For other equity instruments, on the day of acquisition the Company can make an irrevocable election (on an instrument-by-instrument basis) to designate them as at FVTOCI. Financial liabilities are measured at amortized cost, unless they are required to be measured at FVTPL (such as instruments held for trading or derivatives) or the Company has opted to measure them at FVTPL.

Measurement

Financial assets and liabilities at amortized cost

Financial assets and liabilities at amortized cost are initially recognized at fair value plus or minus transaction costs, respectively, and subsequently carried at amortized cost less any impairment.

Financial assets and liabilities at FVTPL

Financial assets and liabilities carried at FVTPL are initially recorded at fair value and transaction costs are expensed in the consolidated statements of comprehensive income (loss). Realized and unrealized gains and losses arising from changes in the fair value of the financial assets and liabilities held at FVTPL are included in profit or loss.

Financial assets at FVTOCI

Financial assets at FVTOCI are initially recorded at fair value adjusted for transaction costs. Dividends are recognized as income in the consolidated statements of comprehensive income (loss) unless the dividend clearly represents a recovery of part of the cost of the investment. Gains or losses recognized on the sale of the equity investment are recognized in other comprehensive income (loss) and are never reclassified to profit or loss.

Impairment

An ‘expected credit loss’ impairment model applies which requires a loss allowance to be recognized based on expected credit losses. The estimated present value of future cash flows associated with the asset is determined and an impairment loss is recognized for the difference between this amount and the carrying amount as follows: the carrying amount of the asset is reduced to estimated present value of the future cash flows associated with the asset, discounted at the financial asset’s original effective interest rate, either directly or through the use of an allowance account and the resulting loss is recognized in profit or loss for the period.

In a subsequent period, if the amount of the impairment loss related to financial assets measured at amortized cost decreases, the previously recognized impairment loss is reversed through profit or loss to the extent that the carrying amount of the investment at the date the impairment is reversed does not exceed what the amortized cost would have been had the impairment not been recognized

Derecognition

Financial assets

The Company derecognizes financial assets only when the contractual rights to cash flows from the financial assets expire, or when it transfers the financial assets and substantially all of the associated risks and rewards of ownership to another entity. Gains and losses on derecognition are generally recognized in the consolidated statements of comprehensive income (loss).

d)	Cash and cash equivalents

Cash and cash equivalents include cash in banks, money market funds, and certificates of term deposits with maturities of less than three months from inception, which are readily convertible to known amounts of cash and which, in the opinion of management, are subject to an insignificant risk of loss in value.

e)	Exploration and evaluation assets

All direct costs related to the acquisition of mineral property interest are capitalized in the period incurred.

Exploration and evaluation costs are charged to operations in the period incurred until such time as it has been determined that a mineral property has proven and probable reserves and the property is economically viable, in which case subsequent evaluation costs incurred to develop a mineral property are capitalized.

f)	Property, plant and equipment

Mineral property interests and mine development costs

All exploration and evaluation expenditures and property maintenance costs incurred for projects outside the boundary of a known mineral deposit containing proven and probable reserves are expensed as incurred to the date of establishing that property costs are economically recoverable.

Development expenditures are those incurred subsequent to the establishment of economic recoverability and after a number of key development and milestones have been achieved. These milestones include obtaining sufficient financial resources, permits, and licenses to develop the mineral property. Development costs are capitalized and included in the carrying amount of the related property.

Mineral property and mine development costs capitalized are amortized using the units-of-production method over the estimated life of the proven and probable reserves.

Property and equipment

Items of plant and equipment are recorded at cost less accumulated depletion and amortization. Cost includes all expenditures incurred to bring assets to the location and condition necessary for them to be operated in the manner intended by management, including estimated decommissioning and restoration costs and, where applicable, borrowing costs. If significant parts of an item of plant and equipment have different useful lives, then they are accounted for as separate items (major components) of plant and equipment.

Depreciation is recorded on a declining balance basis at rates ranging from 20% to 30% per annum.

No depletion and amortization is recorded until the asset is substantially complete and available for its intended use.

Impairment of non-current assets

The Company reviews the carrying amounts of its non-financial assets every reporting period. If there is any indication that the assets or cash-generating unit (“CGU”) may not be fully recoverable, the recoverable amount of the asset or CGU is estimated in order to determine the extent of the impairment loss, if any.

Recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows to be derived from continuing use of the asset or CGU are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Fair value less cost to sell is the amount obtainable from the sale of an asset or CGU in an arm’s length transaction between knowledgeable, willing parties, less the cost of disposal. When a binding sale agreement is not available, fair value less costs to sell is estimated using a discounted cash flow approach with inputs and assumptions consistent with those at market. If the recoverable amount of an asset or CGU is estimated to be less than its carrying amount, the carrying amount of the asset or CGU is reduced to its recoverable amount. An impairment loss is recognized immediately in profit or loss. Where an impairment loss subsequently reverses, the carrying amount of the asset or CGU is increased to the revised estimate of its recoverable amount, such that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized.

g)	Long-term investments

Long-term investments in companies in which the Company has voting interests of 20% or more or where the Company has the ability to exercise significant influence
, are accounted for using the equity method. Under this method, the Company’s share of the investees’ earnings and losses is included in operations and its investments therein are adjusted by a like amount. Dividends received are credited to the long-term investment accounts.

h)	Decommissioning obligations

The Company recognizes liabilities for statutory, contractual, legal or constructive obligations associated with the retirement of property, plant and equipment, when those obligations result from the acquisition, construction, development or normal operation of the assets. Initially, a provision for a decommissioning obligation is recognized at its net present value in the period in which it is incurred, using a discounted cash flow technique with market-based risk-free discount rates and estimates of the timing and amount of the settlement of the obligation.

Upon initial recognition of the liability, the corresponding decommissioning cost is added to the carrying amount of the related asset. Following initial recognition of the decommissioning obligation, the carrying amount of the liability is increased for the passage of time and adjusted for changes to significant estimates including the current discount rate, the amount or timing of the underlying cash flows needed to settle the obligation and the requirements of the relevant legal and regulatory framework. Subsequent changes in the provisions resulting from new disturbance, updated cost estimates, changes to estimated lives of operations and revisions to discount rates are also capitalized to the related property, plant and equipment. Amounts capitalized to the related property, plant and equipment are depreciated over the lives of the assets to which they relate. The amortization or unwinding of the discount applied in establishing the net present value of provisions is charged to expense and is included within finance costs in the consolidated statement of comprehensive loss.

i)	Other provisions

Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of past events, and it is probable that an outflow of resources that can be reliably estimated will be required to settle the obligation. Provisions are measured at the present value of the expenditures expected to be required to settle the obligation.

j)	Taxation

Income tax expense comprises current and deferred tax. Current tax and deferred taxes are recognized in the consolidated statements of comprehensive income (loss) except to the extent that they relate to items recognized directly in equity or in other comprehensive income.

Current tax is the expected tax payable or receivable on the taxable income or loss for the year, using tax rates enacted or substantively enacted at the reporting date.

Deferred tax is recognized in respect of unused tax losses and credits, as well as temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on enacted or substantively enacted laws at the reporting date.

The Company computes the provision for deferred income taxes under the liability method. A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, only to the extent that it is probable that future taxable profits will be available against which they can be utilized. Future taxable profits are estimated using an income forecast derived from cash flow projections, based on detailed life-of-mine plans and corporate forecasts. Where applicable, the probability of utilizing tax losses or credits is evaluated by considering risks relevant to future cash flows, and the expiry dates after which these losses or credits can no longer be utilized.

Deferred tax is not recognized for the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss, and differences relating to investments in subsidiaries, associates and joint arrangements to the extent that it is probable that they will not reverse in the foreseeable future.

The Company is subject to assessments by various taxation authorities, who may interpret tax legislation differently from the Company. The final amount of taxes to be paid depends on a number of factors, including the outcomes of audits, appeals or negotiated settlements. Such differences are accounted for based on management’s best estimate of the probable outcome of these matters.

The Company must make significant estimates and judgments in respect of its provision for income taxes and the composition and measurement of its deferred income tax assets and liabilities. The Company’s operations are, in part, subject to foreign tax laws where interpretations, regulations and legislation are complex and continually changing. As a result, there are usually some tax matters in question that may, upon resolution in the future, result in adjustments to the amount of deferred income tax assets and liabilities; those adjustments may be material.

k)	Share-based compensation

The Company’s stock option plan allows the Company’s directors, officers, employees, and consultants to acquire shares of the Company. The fair value of options granted is recognized as share-based compensation expense with a corresponding increase in reserves. An individual is classified as an employee when the individual is an employee for legal or tax purposes (direct employee) or provides services similar to those performed by a direct employee. Where options are subject to vesting, each vesting tranche is considered a separate award with its own vesting period and grant date fair value. The fair value of each tranche is measured at the grant date using the Black-Scholes option pricing model, taking into account the terms and conditions upon which the options were granted. Share-based compensation expense is recognized over the tranche’s vesting period by a charge to profit or loss. For employees, the compensation expense is amortized on a straight-line basis over the requisite service period which approximates the vesting period. Compensation expense for share options granted to non-employees is recognized over the contract services period or, if none exists, from the date of grant until the options vest. Compensation associated with unvested options granted to non-employees is re-measured on each statement of financial position date.

At each financial position reporting date, the amount recognized as an expense is adjusted to reflect the actual number of options that are expected to vest. In situations where equity instruments are issued to non-employees and some or all of the goods or services received by the entity as consideration cannot be specifically identified, they are measured at the fair value of the share-based compensation. Otherwise, share-based compensation is measured at the fair value of goods or services received.

l)	Loss per share

Basic loss per share is computed by dividing net loss available to common shareholders by the weighted average number of common shares outstanding during the reporting period. Diluted loss per share is computed similarly to basic loss per share except that the weighted average common shares outstanding are increased to include additional shares for the assumed exercise of share options and share purchase warrants, if dilutive. The number of additional common shares is calculated by assuming that outstanding share options and share purchase warrants were exercised and that the proceeds from such exercises were used to acquire common shares at the average market price during the reporting periods.

m)	Related party transactions

Parties are considered related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered related if they are subject to common control or significant influence. A transaction is considered a related party transaction when there is a transfer of resources or obligations between related parties.

n)	Warrants issued in equity financing transactions

The Company engages in equity financing transactions to obtain the funds necessary to continue operations and explore and evaluate mineral properties. These equity financing transactions may involve issuance of common shares or units. A unit comprises a certain number of common shares and a certain number of share purchase warrants. Depending on the terms and conditions of each equity financing agreement, the warrants are exercisable into additional common shares prior to expiry at a price stipulated by the agreement. Warrants that are part of units are valued based on the relative fair value method and included in share capital with the common shares that were concurrently issued. Warrants that are issued as payment for an agency fee or other transactions costs are accounted for as share-based payments.

o)	Changes in accounting principles

With the implementation of IFRS 15 – Revenue from Contracts with Customers (“IFRS 15”) as of January 1, 2018, the Company has determined that it’s precious metals stream contract contains a significant financing component. As such, the Company now recognizes a financing charge at each reporting period and will gross up the deferred revenue balance to recognize the significant financing element that is part of this contract.

On the adoption of IFRS 15, the Company recorded an adjustment of $14.1 million to opening January 1, 2018 deficit and a corresponding adjustment to deferred revenue balance. Adjustment is due to a change in the transaction price for the Company’s streaming agreement as a result of the existence of a significant financing component at a discount rate of 8%.

Critical judgements were required in the adoption of IFRS 15 for stream accounting in determining appropriate discount rates for the significant financing component. In addition, significant judgement was required in determining if the stream transaction are not derivatives as such obligations will be satisfied through the delivery of non-financial items (i.e. metal credits) rather than cash or financial assets.

IFRS 9 – Financial Instruments

The Company adopted all of the requirements of IFRS 9 –
Financial Instruments
 (“IFRS 9”) as of January 1, 2018. IFRS 9 replaces IAS 39 –
Financial Instruments: Recognition and Measurement
 (“IAS 39”). IFRS 9 utilizes a revised model for recognition and measurement of financial instruments and a single, forward-looking “expected loss” impairment model. Most of the requirements in IAS 39 for classification and measurement of financial liabilities were carried forward in IFRS 9, so the Company’s accounting policy with respect to financial liabilities is unchanged. As a result of the adoption of IFRS 9, management has changed its accounting policy for financial assets retrospectively, for assets that continued to be recognized at the date of initial application. The change did not impact the carrying value of any financial assets or financial liabilities on the Transition Date.

The Company completed a detailed assessment of its financial assets and liabilities as at January 1, 2018. The following table shows the original classification under IAS 39 and the new classification under IFRS 9:

Financial assets/liabilities	Original classification IAS 39	New classification IFRS 9

Cash and cash equivalents	FVTPL	FVTPL

Investments	NA	FVTPL

Receivables	Amortized cost	Amortized cost

Reclamation deposits	Amortized cost	Amortized cost

Accounts payable and accrued liabilities	Amortized cost	Amortized cost

Loan payable to Oyu Tolgoi LLC	Amortized cost	Amortized cost

The Company did not restate prior periods and determined that the adoption of IFRS 9 resulted in no impact to the opening accumulated other comprehensive income (loss).

p)	New standards not yet adopted

The following standards and pronouncements have been issued by the IASB and have not yet been adopted by the Company. The Company is currently evaluating the impact the new and amended standards are expected to have on its consolidated financial statements. Pronouncements that are not applicable to the Company have been excluded from those described below.

IFRS 16, Leases, provides a single lessee accounting model, requiring lessees to recognize assets and liabilities for all leases unless the lease term is 12 months or less or the underlying asset has a low value. The standard will come into effect for annual periods beginning on or after January 1, 2019. This standard is required to be adopted either retrospectively or using a modified retrospective approach. Except for the Company’s office lease, the Company does not expect the impact of this new standard on its consolidated financial statements to be material.